Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total For PEO(1)	Compensation Actually Paid To PEO(2)	Average Summary Compensation Table Total For Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid To Non-PEO Named Executive Officers(4)	Value of initial fixed $100 investment based on:		Net Income (Millions)	Diluted Earnings Per Share(7)
					Total Shareholder Return (“TSR”)(5)	Peer Group TSR(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(j)
2023	$23,728,235	$36,394,092	$15,621,256	$24,490,689	$373.53	$238.00	$372.4	$21.62
2022	16,769,587	16,636,811	9,976,051	10,064,267	240.46	198.33	717.8	36.91
2021	7,586,473	15,210,568	3,778,285	7,246,375	250.01	215.52	541.4	26.22
2020	3,241,853	3,391,481	1,309,793	1,334,943	105.74	158.62	76.1	3.68

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Daniel L. Jones, our Chairman, President and Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in column (c) represent the amount of  “compensation actually paid” to Mr. Jones, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jones during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jones’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total For PEO	Reported Value Of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid To PEO
	($)	($)	($)	($)
2023	$23,728,235	$(14,931,000)	$27,596,857	$36,394,092
2022	16,769,587	(9,651,750)	9,518,974	16,636,811
2021	7,586,473	(3,055,500)	10,679,595	15,210,568
2020	3,241,853	(883,500)	1,033,128	3,391,481

(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year	Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years	Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year	Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year	Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year	Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2023	$21,360,000	$5,069,359	$—	$1,167,498	$—	$—	$27,596,857
2022	10,317,000	(271,550)	—	(526,476)	—	—	9,518,974
2021	7,155,000	3,509,550	—	15,045	—	—	10,679,595
2020	908,550	88,830	—	35,748	—	—	1,033,128

(3)
The dollar amounts reported in column (d) are the amounts of total compensation reported for Bret J. Eckert, our Executive Vice President and Chief Financial Officer for each corresponding year in the “Total” column of the Summary Compensation Table.

(4)
The dollar amounts reported in column (e) represent the amount of  “compensation actually paid” to Mr. Eckert, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Eckert during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Eckert’s total compensation for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total For Non-PEO NEOs	Average Reported Value Of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid To Non-PEO NEOs
	($)	($)	($)	($)
2023	$15,621,256	$(11,198,250)	$20,067,683	$24,490,689
2022	9,976,051	(6,434,500)	6,522,716	10,064,267
2021	3,778,285	(1,527,750)	4,995,840	7,246,375
2020	1,309,793	(294,500)	319,650	1,334,943

(a)
The average reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(b)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year	Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Year	Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year	Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year	Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year	Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2023	$16,020,000	$3,624,675	$—	$423,008	$—	$—	$20,067,683
2022	6,878,000	(153,275)	—	(202,009)	—	—	6,522,716
2021	3,577,500	1,320,480	—	97,860	—	—	4,995,840
2020	302,850	50,720	—	(33,920)	—	—	319,650

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our Company’s share price at the end and the beginning of the measurement period by our Company’s share price at the beginning of the measurement period, and multiplying it by and adding it to the initial $100 investment.

(6)
Cumulative TSR of the peer group is calculated using the same formula as the Company TSR, with the index weighted for market capitalization. The Peer Group is self-determined and consists of the following companies: Barnes Group Inc., Fluor Corporation, Freeport-McMoran Inc., Gates Industrial Corporation Plc, Griffon Corporation, Mueller Industries Inc., Belden Inc., Patrick Industries, Inc., Apogee Enterprises, Inc., Gibraltar Industries, Inc., Atkore Inc., Resideo Technologies Inc., Rush Enterprises Inc., Sunrun Inc., and WESCO International Inc.

(7)
Our designated Company-Selected Measure for 2023 was Diluted EPS.

Company Selected Measure Name	Diluted Earnings Per Share
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Daniel L. Jones, our Chairman, President and Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table.

(3)
The dollar amounts reported in column (d) are the amounts of total compensation reported for Bret J. Eckert, our Executive Vice President and Chief Financial Officer for each corresponding year in the “Total” column of the Summary Compensation Table.

Peer Group Issuers, Footnote
(6)
Cumulative TSR of the peer group is calculated using the same formula as the Company TSR, with the index weighted for market capitalization. The Peer Group is self-determined and consists of the following companies: Barnes Group Inc., Fluor Corporation, Freeport-McMoran Inc., Gates Industrial Corporation Plc, Griffon Corporation, Mueller Industries Inc., Belden Inc., Patrick Industries, Inc., Apogee Enterprises, Inc., Gibraltar Industries, Inc., Atkore Inc., Resideo Technologies Inc., Rush Enterprises Inc., Sunrun Inc., and WESCO International Inc.

PEO Total Compensation Amount	$ 23,728,235	$ 16,769,587	$ 7,586,473	$ 3,241,853
PEO Actually Paid Compensation Amount	$ 36,394,092	16,636,811	15,210,568	3,391,481
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of  “compensation actually paid” to Mr. Jones, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jones during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jones’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total For PEO	Reported Value Of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid To PEO
	($)	($)	($)	($)
2023	$23,728,235	$(14,931,000)	$27,596,857	$36,394,092
2022	16,769,587	(9,651,750)	9,518,974	16,636,811
2021	7,586,473	(3,055,500)	10,679,595	15,210,568
2020	3,241,853	(883,500)	1,033,128	3,391,481

(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year	Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years	Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year	Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year	Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year	Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2023	$21,360,000	$5,069,359	$—	$1,167,498	$—	$—	$27,596,857
2022	10,317,000	(271,550)	—	(526,476)	—	—	9,518,974
2021	7,155,000	3,509,550	—	15,045	—	—	10,679,595
2020	908,550	88,830	—	35,748	—	—	1,033,128

Non-PEO NEO Average Total Compensation Amount	$ 15,621,256	9,976,051	3,778,285	1,309,793
Non-PEO NEO Average Compensation Actually Paid Amount	$ 24,490,689	10,064,267	7,246,375	1,334,943
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the amount of  “compensation actually paid” to Mr. Eckert, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Eckert during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Eckert’s total compensation for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total For Non-PEO NEOs	Average Reported Value Of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid To Non-PEO NEOs
	($)	($)	($)	($)
2023	$15,621,256	$(11,198,250)	$20,067,683	$24,490,689
2022	9,976,051	(6,434,500)	6,522,716	10,064,267
2021	3,778,285	(1,527,750)	4,995,840	7,246,375
2020	1,309,793	(294,500)	319,650	1,334,943

(a)
The average reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(b)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year	Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Year	Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year	Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year	Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year	Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2023	$16,020,000	$3,624,675	$—	$423,008	$—	$—	$20,067,683
2022	6,878,000	(153,275)	—	(202,009)	—	—	6,522,716
2021	3,577,500	1,320,480	—	97,860	—	—	4,995,840
2020	302,850	50,720	—	(33,920)	—	—	319,650

Tabular List, Table
Most Important Financial Performance Measures to Determine Compensation Actually Paid
The following table identifies our most important financial performance measures, which in our assessment represent the most important financial performance measures used by us to link compensation actually paid to our named executive officers in 2023:
Most Important Financial Performance Measures
Diluted EPS
TSR
Net Income

Total Shareholder Return Amount	$ 373.53	240.46	250.01	105.74
Peer Group Total Shareholder Return Amount	238	198.33	215.52	158.62
Net Income (Loss)	$ 372,400,000	$ 717,800,000	$ 541,400,000	$ 76,100,000
Company Selected Measure Amount	21.62	36.91	26.22	3.68
PEO Name	Daniel L. Jones
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted EPS
Non-GAAP Measure Description	(7) Our designated Company-Selected Measure for 2023 was Diluted EPS.
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,931,000)	$ (9,651,750)	$ (3,055,500)	$ (883,500)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,596,857	9,518,974	10,679,595	1,033,128
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,360,000	10,317,000	7,155,000	908,550
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,069,359	(271,550)	3,509,550	88,830
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,167,498	(526,476)	15,045	35,748
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,198,250)	(6,434,500)	(1,527,750)	(294,500)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,067,683	6,522,716	4,995,840	319,650
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,020,000	6,878,000	3,577,500	302,850
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,624,675	(153,275)	1,320,480	50,720
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	423,008	(202,009)	97,860	(33,920)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount